Preferred Stock Dividend	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Preferred Stock [Text Block]
7.	Preferred StockDividend –

Reconciliations of the cumulative preferred stock dividend payable are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011

Balance due, beginning of the period	$4,075,000	$1,975,000	$3,550,000	$1,450,000
Current quarter preferred dividends payable	525,000	525,000	1,050,000	1,050,000
Preferred dividends paid	-	-	-	-
Balance due, end of the period	$4,600,000	$2,500,000	$4,600,000	$2,500,000

In addition, the Company has $525,000 of second quarter unaccrued cumulative preferred dividends from June 30, 2012 and 2011 that became due and payable July 15, 2012 and 2011, respectively.

10.	Preferred Stock Dividend –

Reconciliations of the cumulative preferred stock dividend payable are as follows:

	As of December 31,
	2011	2010
Balance due, beginning of year	$1,450,000	$1,000,000
Current year preferred dividends payable	2,100,000	2,100,000
Preferred dividends paid	-	(1,650,000)

Balance due, end of year	$3,550,000	$1,450,000

In addition, the Company has $525,000 of fourth quarter unaccrued cumulative preferred dividends at December 31, 2011 and 2010 that became due and payable January 15, 2012 and 2011, respectively.